Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Outstandings	€ 773,636	€ 775,065
Mortgages	647,376	614,734
Eligible Financial Collateral	18,923	20,498
Other CRR/CRD IV eligible	100,024	89,595
Guarantees	116,429	125,395
Non CRR/CRD IV eligible	167,536	167,511
Business Lending [member]
Disclosure of country risk exposure [line items]
Outstandings	320,153	310,395
Mortgages	134,667	128,578
Eligible Financial Collateral	15,185	17,004
Other CRR/CRD IV eligible	99,569	89,204
Guarantees	90,777	98,559
Non CRR/CRD IV eligible	128,985	132,672
Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Outstandings	2,713	2,533
Mortgages	10	14
Eligible Financial Collateral	60	158
Other CRR/CRD IV eligible	238	922
Guarantees	2,007	2,142
Non CRR/CRD IV eligible	608	645
Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Outstandings	40,603	40,096
Mortgages	4,819	5,484
Eligible Financial Collateral	4,504	4,416
Other CRR/CRD IV eligible	29,677	21,080
Guarantees	6,712	10,090
Non CRR/CRD IV eligible	18,799	21,611
Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Outstandings	41,100	39,455
Mortgages	670	1,087
Eligible Financial Collateral	1,343	1,395
Other CRR/CRD IV eligible	12,319	12,182
Guarantees	15,126	17,381
Non CRR/CRD IV eligible	9,061	9,643
Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Outstandings	5,578	5,394
Mortgages	4,266	3,603
Eligible Financial Collateral	49	11
Other CRR/CRD IV eligible	1,018	947
Guarantees	685	885
Non CRR/CRD IV eligible	857	769
Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Outstandings	46,993	44,815
Mortgages	32,474	30,807
Eligible Financial Collateral	1,280	1,655
Other CRR/CRD IV eligible	6,483	6,287
Guarantees	18,514	18,249
Non CRR/CRD IV eligible	27,670	27,038
Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Outstandings	11,952	8,777
Mortgages	2,067	1,587
Eligible Financial Collateral	41	300
Other CRR/CRD IV eligible	575	688
Guarantees	1,485	1,402
Non CRR/CRD IV eligible	3,400	3,191
Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Outstandings	62,391	63,597
Mortgages	51,973	47,941
Eligible Financial Collateral	2,406	3,007
Other CRR/CRD IV eligible	24,229	23,451
Guarantees	8,233	7,990
Non CRR/CRD IV eligible	13,005	14,849
Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Outstandings	108,822	105,728
Mortgages	38,389	38,055
Eligible Financial Collateral	5,502	6,062
Other CRR/CRD IV eligible	25,029	23,647
Guarantees	38,014	40,420
Non CRR/CRD IV eligible	55,585	54,926
Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	8,531	9,438
Mortgages	4,132	4,352
Eligible Financial Collateral	441	293
Other CRR/CRD IV eligible	3,261	3,210
Guarantees	2,947	3,961
Non CRR/CRD IV eligible	€ 2,877	€ 3,705
No cover [member]
Disclosure of country risk exposure [line items]
Value to Loan	31.90%	31.80%
No cover [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	35.30%	33.60%
No cover [member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	26.00%	17.50%
No cover [member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	35.00%	35.80%
No cover [member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	45.80%	37.20%
No cover [member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	34.80%	24.30%
No cover [member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	27.50%	28.70%
No cover [member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	56.30%	51.80%
No cover [member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	26.50%	26.50%
No cover [member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	37.80%	37.20%
No cover [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	23.20%	24.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.20%	4.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	3.70%	10.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.50%	4.80%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	10.20%	7.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.30%	9.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.90%	2.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.60%	2.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	2.80%	2.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	6.90%	4.30%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.90%	4.40%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.30%	5.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	3.20%	5.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.00%	4.80%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	10.10%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.40%	5.60%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	2.70%	2.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.30%	2.50%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.50%	4.50%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	4.70%	7.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	6.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	7.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	9.00%	10.80%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.40%	6.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	6.40%	7.90%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.60%	1.00%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.70%	4.20%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.30%	5.20%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.70%	11.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	5.30%	6.60%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.30%	14.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.60%	10.70%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	19.80%	22.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.40%	12.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	4.70%	9.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.30%	8.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.40%	7.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.60%	1.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	15.10%	18.00%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	7.60%	8.00%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	17.00%	13.80%
Hundred Percentage [Member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	40.60%	38.30%
Hundred Percentage [Member] | Business Lending [member] | Africa [Member]
Disclosure of country risk exposure [line items]
Value to Loan	38.20%	33.20%
Hundred Percentage [Member] | Business Lending [member] | America [member]
Disclosure of country risk exposure [line items]
Value to Loan	40.70%	35.30%
Hundred Percentage [Member] | Business Lending [member] | Asia [Member]
Disclosure of country risk exposure [line items]
Value to Loan	26.90%	27.70%
Hundred Percentage [Member] | Business Lending [member] | Australia [member]
Disclosure of country risk exposure [line items]
Value to Loan	48.60%	51.50%
Hundred Percentage [Member] | Business Lending [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Value to Loan	56.80%	54.80%
Hundred Percentage [Member] | Business Lending [member] | Germany [member]
Disclosure of country risk exposure [line items]
Value to Loan	26.80%	36.70%
Hundred Percentage [Member] | Business Lending [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Value to Loan	44.30%	37.10%
Hundred Percentage [Member] | Business Lending [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Value to Loan	37.70%	36.70%
Hundred Percentage [Member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	42.40%	37.10%